Assets Held for Sale and Associated Liabilities - Summary of the Main Assets Held For Sale and Associated Liabilities (Detail) - USD ($) $ in Millions		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Assets Held For Sale And Associated Liabilities [Line Items]
Property, plant and equipment		$ 19,085	$ 18,736	$ 17,712
Assets		29,439	29,391	25,035
Liabilities		18,395	17,521	$ 15,984
Assets and liabilities classified as held for sale [member]
Assets Held For Sale And Associated Liabilities [Line Items]
Assets		1,019	1,537
Liabilities		1,181	2,136
Assets and liabilities classified as held for sale [member] | Upstream [member]
Assets Held For Sale And Associated Liabilities [Line Items]
Assets		1,013	1,506
Liabilities		1,181	2,118
Assets and liabilities classified as held for sale [member] | Midstream and Downstream [Member]
Assets Held For Sale And Associated Liabilities [Line Items]
Assets		6	31
Liabilities			18
Assets and liabilities classified as held for sale [member] | Hydrocarbon Wells Abandonment Obligations - Mature Fields Project [Member]
Assets Held For Sale And Associated Liabilities [Line Items]
Provision		1,172	2,051
Assets and liabilities classified as held for sale [member] | Hydrocarbon Wells Abandonment Obligations - Mature Fields Project [Member] | Upstream [member]
Assets Held For Sale And Associated Liabilities [Line Items]
Provision		1,172	2,051
Assets and liabilities classified as held for sale [member] | Environmental Liabilities - Mature Fields Project [Member]
Assets Held For Sale And Associated Liabilities [Line Items]
Provision		5	53
Assets and liabilities classified as held for sale [member] | Environmental Liabilities - Mature Fields Project [Member] | Upstream [member]
Assets Held For Sale And Associated Liabilities [Line Items]
Provision		5	53
Assets and liabilities classified as held for sale [member] | Mature Fields Project [Member]
Assets Held For Sale And Associated Liabilities [Line Items]
Liabilities		4	14
Assets and liabilities classified as held for sale [member] | Mature Fields Project [Member] | Upstream [member]
Assets Held For Sale And Associated Liabilities [Line Items]
Liabilities		4	14
Assets and liabilities classified as held for sale [member] | YPF Brazil [Member]
Assets Held For Sale And Associated Liabilities [Line Items]
Assets	[1]		21
Liabilities	[1]		18
Assets and liabilities classified as held for sale [member] | YPF Brazil [Member] | Midstream and Downstream [Member]
Assets Held For Sale And Associated Liabilities [Line Items]
Assets	[1]		21
Liabilities	[1]		18
Assets and liabilities classified as held for sale [member] | Mature Fields Project [Member]
Assets Held For Sale And Associated Liabilities [Line Items]
Property, plant and equipment		1,013	1,506
Assets and liabilities classified as held for sale [member] | Mature Fields Project [Member] | Upstream [member]
Assets Held For Sale And Associated Liabilities [Line Items]
Property, plant and equipment		1,013	1,506
Assets and liabilities classified as held for sale [member] | Gas Stations [member]
Assets Held For Sale And Associated Liabilities [Line Items]
Property, plant and equipment		6	10
Assets and liabilities classified as held for sale [member] | Gas Stations [member] | Midstream and Downstream [Member]
Assets Held For Sale And Associated Liabilities [Line Items]
Property, plant and equipment		$ 6	$ 10

[1]	On January 31, 2025, YPF sold its 100% interest in YPF Brasil.